Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Loss Per Share
Net Loss Per Share

16.  Net Loss Per Share

Basic and diluted loss per share have been calculated in accordance with ASC260 for the years ended December 31, 2023, 2024 and 2025. Shares issuable for little consideration have been included in the number of outstanding shares used for basic and diluted loss per share.

	For the Year Ended December 31,
	2023	2024	2025
Numerator (RMB in thousands):
Net loss	(839,528)	(168,967)	(195,161)
Net (income)/loss attributable to noncontrolling interests	(4,113)	(2,835)	2,260
Net loss attributable to ordinary shareholders	(843,641)	(171,802)	(192,901)

Denominator:
Weighted average number of ordinary shares outstanding, basic	299,132,894	273,560,865	240,043,649
Weighted average number of ordinary shares outstanding, diluted	299,132,894	273,560,865	240,043,649
Net loss per share, basic (RMB)	(2.82)	(0.63)	(0.80)
Net loss per share, diluted (RMB)	(2.82)	(0.63)	(0.80)

Basic and diluted loss per ordinary share are computed using the weighted average number of ordinary shares outstanding during the years. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.

The following ordinary shares equivalents were excluded from the computation of dilutive net loss per share to eliminate any antidilutive effect:

	For the Year Ended December 31,
	2023	2024	2025
Share options and restricted shares	3,130,720	1,034,425	4,633,590